                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
                                                --------------------
   This Amendment (Check only one.): [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bain Capital Venture Integral Investors, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-13589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Krupka
Title: Managing Director of Bain Capital Venture Investors, LLC, which is the administrative member of Bain Capital Venture Integral Investors, LLC.
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Michael Krupka             Boston, MA              5/15/2012
    ------------------------        -------------            ---------
          [Signature]               [City, State]             [Date]

* The report on Form 13F for the period ended March 31, 2012 for Bain Capital Venture Integral Investors, LLC ("Venture Integral") is being filed by Bain Capital Venture Investors, LLC, which is the administrative member of Venture Integral.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
--------------------  ------------------------------------
28-13588              Bain Capital Venture Investors, LLC